Revenue - Schedule of Accounts Receivable, Credit Loss (Details) $ in Millions	9 Months Ended
Dec. 31, 2024 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 3
Additional provision	17
Ending balance	$ 20